Shareholder Report, Average Annual Return (Details) 195568_Emerald Growth Fund_Class C_TSR Annual {Class C}	4 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (with sales charge)
Average Annual Return, Percent	2.56%	36.21%	9.63%	13.51%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (without sales charge)
Average Annual Return, Percent	3.19%	36.99%	9.63%	13.51%
Russell 2000 Growth Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000 Growth Total Return Index
Average Annual Return, Percent	4.88%	23.25%	5.04%	10.66%
Russell 3000 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Total Return Index
Average Annual Return, Percent	7.12%	20.10%	11.80%	14.84%